Income Taxes - Disclosure of Income Tax Expense (Recovery) Differences (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings before taxes	$ 193	$ 222
Canadian federal and provincial income tax rates	25.00%	25.00%
Income tax expense based on Canadian federal and provincial income tax rates	$ 48	$ 56
Changes in recognition of deferred tax assets	38	(47)
Effects of different foreign statutory tax rates on earnings of subsidiaries	25	(58)
Non-deductible expenditures	16	42
Mining taxes	10	35
Foreign exchange impact on tax bases of assets, liabilities, and losses	(8)	189
Mexican inflation on tax values	(30)	(14)
Assets sold and assets held for sale	(36)	29
Non-taxable portion of net earnings from associates	(47)	(43)
Other impacts of foreign exchange	(116)	(128)
Argentinian tax reform	(156)
Impairment of mining interests	(206)
Other	(3)	(1)
Income tax (expense) recovery	$ (465)	$ 60